CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS, NET
CONTRACT ASSETS, NET

NOTE 4 — CONTRACT ASSETS, NET

Contract assets consists of the following:

	December 31	December 31
	2021	2020
Contract assets - “Smart Campus” related technological consulting services with FMP (1)	$1,350,683	$3,730,203
Contract assets - “Smart Campus” project maintenance and technical support fee with FMP	601,461	600,134
Contract assets – Other “Smart Campus” related technological consulting services	54,345	245,761
Financing component associated with FMP contract assets (1)	7,657	135,465
Total contract assets, net	2,014,146	4,711,563
Less: current portion of contract assets	2,014,146	4,448,946
Contract assets, non-current	$-	$262,617

(1) In 2017, the Company entered into a contract with FMP to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school. These projects have been fully completed in November 2018 with satisfactory inspection and acceptance by FMP in December 2018.

Total contract price under the 2017 FMP “smart campus” project was RMB16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB 5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee during the period of 2019 to 2021.

As of December 31, 2021, total outstanding contract assets from FMP 2017 contract amounted to $209,724, including the following:

	Amount as of	Contracted
	December 31,	payment due
2017 FMP Contract	2021	date
Maintenance fees	$209,724
Total	209,724
Less: current portion of contract assets	209,724	By December 31, 2022
Non-current portion	-

As of December 31, 2021, current portion of contract assets associated with FMP 2017 contract amounted to $209,724 for services completed during 2021. As of the filing date of these financial statements, contract assets of $209,724 was not past due and will be collected by December 31, 2022.

In addition to the 2017 FMP contract, in 2019, the Company entered into a new “smart campus” related contract with FMP to help FMP to create an information engineering laboratory training center and an experiment-based simulation center for its hotel management major for total contract price of RMB15.58 million (approximately $2.3 million) plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022.

The contract for the information engineering laboratory training center includes two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, IOT training room and digital classrooms with contract price of approximately RMB7.1 million ($1.01 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million ($0.5 million). In 2020, the Company completed the experiment-based simulation center for FMP’s hotel management major, with satisfactory inspection and acceptance by FMP and recognized RMB4.6 million ($0.7 million) revenue. Due to COVID-19 outbreak and temporary school closure, the performance of the Phase II contract has been delayed and rescheduled to be completed in 2021. During the year ended December 31, 2021, the Company completed the information engineering experiment training center for FMP’s big data and cloud computing training room equipment, with satisfactory inspection and acceptance by FMP and recognized RMB2.1 million ($0.3 million) revenue.

As of December 31, 2021, total outstanding contract assets from FMP 2019 contract amounted to $1,750,077, including the following:

	Amount as of	Contracted
	December 31,	payment due
2019 FMP Contract	2021	date
Contract assets	$1,358,340
Maintenance fees	391,737
Total	1,750,077
Less current portion	1,750,077	By December 31, 2022
Non-current portion	-

As of December 31, 2021, contract assets associated with FMP 2019 contract amounted to $1,750,077, including receivable of $259,982 for services completed before December 31, 2019, receivable of $766,289 for services completed during 2020, receivable of $332,069 for services completed during 2021 and maintenance fees of $391,737. As of the filing date of these financial statements, contract assets of $1,750,077 was not past due and will be collected by December 31, 2022.

For the above mentioned 2017 and 2019 FMP contracts, revenue recognized for the years ended December 31, 2021, 2020 and 2019 was as follows:

	For the years ended December 31,
	2021	2020	2019
2017 FMP contract post-installation maintenance fee revenue	$201,085	$171,035	$187,559
Revenue from 2019 FMP “smart campus” contract	332,069	612,359	926,187
2019 FMP contract post-installation maintenance fee revenue	187,800	159,736	-
Total revenue from FMP “smart campus” contracts	$720,954	$943,130	$1,113,746

The Company has entered into additional smart campus solution contracts with a number of Chinese universities / colleges, including Capital Normal University, Shougang Technician College, Beijing Institute of Technology, North China Electric Power University, University of Chinese Academy of Sciences, Beijing Advanced Technical School of Arts and Craft and China University of Mining & Technology (Beijing), etc., to provide “smart campus” solution related consulting services to them, such as internet network improvement, digital classroom solutions, and educational management system customization. Most of these new smart campus contracts had been executed, completed, and accepted by these universities / colleges and the Company recognized revenue of $426,088, $440,190 and $1,118,842 in 2021, 2020 and 2019, respectively. As of December 31, 2021, contract assets from these smart campus projects amounted to $54,345.